CCMI EQUITY FUND
(formerly, CCB Equity Fund)

A Portfolio of CCMI Funds
(formerly, CCB Funds)

SUPPLEMENT TO PROSPECTUS DATED JULY 31, 2001
-------------------------------------------------------------------------------

     Effective  January  1,  2002,  Commerce  Capital   Management,   Inc.  (the
"Adviser") will assume responsibility for the daily management of the Fund's assets, including the buying and selling of portfolio securities. Prior to January 1,2002, the Adviser had delegated this responsibility to a sub-adviser, Franklin Street Advisors, Inc., pursuant to a sub-advisory agreement, which has now been terminated. Therefore, please delete any reference to Franklin Street Advisors, Inc. throughout the prospectus. This change will not result in any change in the investment advisory fee paid by the Fund.

     On page 9, under the section "Who Manages The Fund?", please delete the biographies of Robert C. Eubanks, Jr. and William B. Thompson, Jr., in their entirety, and replace them with the following:

     William H. Collier, IV has been the Fund's portfolio manager since January 1, 2002. Mr. Collier joined the Adviser in August of 2000 and currently serves as Vice President and Trust Investment Officer of the Adviser. He previously served as President of Pitkin Capital Management, a private investment advisory firm, from July 1996 to August 2000 and served as managing general partner of Pitkin Partners, LP, a private equity investment partnership, from July 1996 to August 2000. Mr. Collier has over 18 years of investment management experience and earned his Bachelors degree in Business Administration from the University of North Carolina, Chapel Hill.


     Mark A. Brommer, CFA, has been the Fund's portfolio manager since January 1, 2002 and joined the Adviser in February 2000. He is currently a Vice President of the Adviser and serves as both an equity portfolio manager and equity analyst. Mr. Brommer served as a senior equity analyst with First Tennessee National Corporation from 1990 to 2000, where he was responsible for making buy and sell recommendations for stocks within 14 industries. Mr. Brommer is a former President and current member of the Memphis Society of Financial Analysts. Mr. Brommer is a Chartered Financial Analyst and received his MBA from the University of Memphis.


January 1, 2002




CCMI EQUITY FUND
(formerly, CCB Equity Fund)

A Portfolio of CCMI Funds
(formerly, CCB Funds)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED
--------------------------------------------------------------------------------
 JULY 31, 2001

     Effective January 1, 2002, Commerce Capital Management, Inc. (the "Adviser") will assume full responsibility for the management of the CCM Equity Fund. Therefore, please delete any reference to Franklin Street Advisors, Inc. (the "Sub-Adviser") throughout the Statement of Additional Information.




January 1, 2002